UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2013 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.16%
Corporate-Backed Revenue Bonds – 3.61%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	1,695,000	$1,694,864
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	686,992
Minneapolis Community Planning & Economic
Development Agency
(Limited Tax Common Bond Fund) Series 4
6.20% 6/1/17 (AMT)	295,000	300,720
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7
4.50% 10/1/37 (AMT)	1,180,000	931,834
		3,614,410
Education Revenue Bonds – 14.80%
Minnesota Colleges & Universities Revenue Fund
Series A 4.00% 10/1/18	1,000,000	1,125,840
Series A 5.00% 10/1/28	1,000,000	1,080,990
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,106,030
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	256,385
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	765,825
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	473,429
(St. Johns University)
Series 6-U 4.40% 10/1/21	325,000	349,817
Series 6-U 4.50% 10/1/23	265,000	281,247
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,025,690
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,653,584
Series 6-X 5.00% 4/1/24	1,000,000	1,117,920
Series 7-U 4.00% 4/1/26	1,400,000	1,441,258
University of Minnesota
Series A 4.00% 2/1/37	185,000	181,156
Series A 5.00% 12/1/23	1,000,000	1,164,070
Series D 5.00% 12/1/26	1,000,000	1,129,050
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,668,375
		14,820,666
Electric Revenue Bonds – 7.56%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,242,113
Series E 5.00% 1/1/23	1,000,000	1,117,540
Series E 5.00% 1/1/24	500,000	552,055

NQ-309 [11/13] 1/14 (11873)     1

Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Chaska Electric Revenue
(Generating Facilities) Series A 5.25% 10/1/25	1,100,000	$1,180,399
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,078,810
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,051,900
Series A 5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,127,230
Series A 5.00% 1/1/25	200,000	221,534
		7,571,581
Healthcare Revenue Bonds – 34.72%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B
6.875% 11/1/34	750,000	732,892
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	135,000	116,132
Series A 5.00% 4/1/40	125,000	106,645
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	487,745
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	505,395
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	259,978
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,744,770
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,143,170
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	1,205,000	1,314,691
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,091,470
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	853,876
Minnesota Agricultural & Economic Development Board
Revenue
(Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,004,600
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,766,725

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moorhead Economic Development Authority Multifamily
Housing Revenue
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	$475,698
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 6.875% 12/1/29	950,000	986,946
Rochester Health Care Facilities Revenue
(Mayo Clinic)
Series A 4.00% 11/15/30•	500,000	559,590
Series C 4.50% 11/15/38•	3,235,000	3,616,439
(Olmsted Medical Center)
5.00% 7/1/19	415,000	475,208
5.125% 7/1/20	1,000,000	1,098,570
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.00% 9/1/21	1,050,000	1,037,316
Series A 6.125% 9/1/30	845,000	863,759
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepheard Lutheran Home) 5.125% 1/1/39	575,000	498,128
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	551,610
Series A 5.125% 5/1/30	2,500,000	2,644,775
St. Louis Park Health Care Facilities Revenue (Park
Nicollett Health Services)
5.50% 7/1/29	1,000,000	1,042,620
Series C 5.625% 7/1/26	2,500,000	2,669,775
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,116,060
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	502,560
5.00% 2/1/27	1,000,000	1,023,860
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project) Series A
6.25% 8/1/30	1,000,000	1,029,890
(Senior-Episcopal Homes Project) 5.00% 5/1/33	500,000	438,395
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series B
4.875% 5/1/19	1,000,000	1,002,870
		34,762,158

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 1.56%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,225,000	$1,226,286
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,449
		1,556,735
Lease Revenue Bonds – 1.96%
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,068,540
Virginia Housing & Redevelopment Authority Health Care
Facility Lease Revenue
5.25% 10/1/25	880,000	888,527
		1,957,067
Local General Obligation Bonds – 13.66%
Anoka County Capital Improvement
Series C 5.00% 2/1/27	500,000	551,440
Anoka-Hennepin Independent School District No.11
(School Building) Series A 5.00% 2/1/17	1,000,000	1,137,660
Duluth Independent School District No. 709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,867,696
Hennepin County
Series B 4.00% 12/1/20	500,000	568,470
Mankato Independent School District No. 77
(School Building) 4.125% 2/1/22	1,000,000	1,074,190
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	617,831
Series C 5.00% 3/1/28	1,000,000	1,100,880
Minneapolis Various Purposes
4.00% 12/1/23	1,500,000	1,576,275
Robbinsdale Independent School District No. 281
(School Building) Series A 5.00% 2/1/20	1,850,000	2,216,097
South Washington County Independent School District No.
833 (School Building)
Series A 4.00% 2/1/22	750,000	790,853
St. Paul Independent School District No. 625
(School Building) Series A 4.00% 2/1/15	1,020,000	1,064,146
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22	1,000,000	1,115,010
		13,680,548
Pre-Refunded/Escrowed to Maturity Bonds – 4.23%§
Minnesota Public Facilities Authority Water Pollution
Control Revenue
Series C 5.00% 3/1/18-15	1,000,000	1,059,530

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	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds§ (continued)
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A 6.125% 8/1/29-14	5,000	$5,052
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,547,355
University of Minnesota
Series A 5.75% 7/1/16	1,000,000	1,135,280
Series A 5.75% 7/1/18	400,000	482,424
		4,229,641
Special Tax Revenue Bonds – 4.41%
Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22@	415,000	394,258
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,396,647
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,330,454
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,079,400
Puerto Rico Sales Tax Financing Revenue
First Subordinate Un-Refunded Balance Series A
6.125% 8/1/29	245,000	218,565
		4,419,324
State General Obligation Bonds – 4.53%
Minnesota
5.00% 8/1/15	2,000,000	2,158,820
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	473,428
(Various Purposes)
Series A 5.00% 12/1/21	1,000,000	1,182,630
Series D 4.00% 8/1/17	645,000	722,284
		4,537,162
Transportation Revenue Bonds – 4.67%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,393,018
Subordinate
Series B 5.00% 1/1/22 (AMT)	1,000,000	1,104,150
Series B 5.00% 1/1/26	710,000	783,386
Series C 5.00% 1/1/21	275,000	313,101
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,083,300
		4,676,955

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Schedule of investments
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 1.45%
St. Paul Sewer Revenue
Series D 5.00% 12/1/20	1,275,000	$1,455,476
		1,455,476
Total Municipal Bonds (cost $94,150,103)		97,281,723

	Number of
	Shares	Value (U.S. $)
Short-Term Investments – 1.50%
Money Market Instrument – 0.10%
Minnesota Municipal Cash Trust	101,307	101,307
		101,307

	Principal amount°
Variable Rate Demand Note – 1.40%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.03% 11/15/35 (LOC-JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
		1,400,000
Total Short-Term Investments (cost $1,501,307)		1,501,307

Total Value of Securities – 98.66%
(cost $95,651,410)		98,783,030

Receivables and Other Assets Net of Liabilities – 1.34%		1,342,668
Net Assets – 100.00%		$100,125,698

@	Illiquid security. At Nov. 30, 2013, the aggregate value of illiquid securities was $394,258, which represented 0.39% of the Fund’s net assets. See Note 3 in “Notes.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2013.

°	Principal amount shown is stated in U.S. Dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Nov. 30, 2013. Interest rates reset periodically.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

6     NQ-309 [11/13] 1/14 (11873)

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
HUD – Housing and Urban Development Section 8
LOC – Letter of Credit

NQ-309 [11/13] 1/14 (11873)     7

Notes
Delaware Tax-Free Minnesota Intermediate Fund	November 30, 2013 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Intermediate Tax-Free Funds - Delaware Tax-Free Minnesota Intermediate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not threshold” are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the period ended Nov. 30, 2013.

8     NQ-309 [11/13] 1/14 (11873)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At Nov. 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Nov. 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$95,651,410
Aggregate unrealized appreciation	$4,293,839
Aggregate unrealized depreciation	(1,162,219)
Net unrealized appreciation	$3,131,620

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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Notes
Delaware Tax-Free Minnesota Intermediate Fund

2. Investments (continued)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2013:

	Level 1	Level 2	Total
Municipal Bonds	$—	$97,281,723	$97,281,723
Short-Term Investments[1]	101,307	1,400,000	1,501,307
Total	$101,307	$98,681,723	$98,783,030

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 6.75% and 13.25%, respectively, of the total market value of this security type. Level 1 investments represent exchange traded investments while Level 2 investments represent matrix-priced investments.

During the period ended Nov. 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit, and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state or U.S. territory, or regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At Nov. 30, 2013, 13.24% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

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Notes
Delaware Tax-Free Minnesota Intermediate Fund

3. Geographic, Credit, and Market Risks (continued)

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Nov. 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

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4. Subsequent Events

Effective Dec. 31, 2013, the Fund began offering Institutional Class shares for sale to certain eligible investors. Management has determined that no additional material events or transactions occurred subsequent to Nov. 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: